Consolidated Statements of Changes in Shareholders Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock Subscribed	Accumulated Deficit	Total
Beginning balance, Value at Dec. 31, 2009	$ 51	$ 27,046	$ 74,399,129		$ (67,393,620)	$ 7,032,606
Beginning balance, Shares at Dec. 31, 2009	5,059	2,704,580
Exercise of warrants, Value		35	(35)
Exercise of warrants, Shares		3,571
Share-based payments - restricted stock, net of forfeitures, Value		363	392,886			393,249
Share-based payments - restricted stock, net of forfeitures, Shares		36,300
Share-based payments - options, net of forfeitures			164,810			164,810
Fair value of warrants issued for services			616,634			616,634
Fair value of options issued for services			59,471			59,471
Common Stock issued to charitable organization, Value		60	113,340			113,400
Common Stock issued to charitable organization, Shares		6,000
Issuance of Common Stock, net of cash issuance costs of $188,333 and non-cash costs of $468,741, Value		3,357	3,514,696			3,518,053
Issuance of Common Stock, net of cash issuance costs of $188,333 and non-cash costs of $468,741, Shares		335,674
Fair value of fully vested Common Stock issued for services, Value		265	465,235			465,500
Fair value of fully vested Common Stock issued for services, Shares		26,500
Fair value of derivative warrant liabilities reclassified to additional paid-in capital			200,357			200,357
Common Stock subscription, 285,000 shares				285,000		285,000
Dividends on Series B Preferred Stock, Value
Dividends on Series B Preferred Stock, Shares	13
Net Loss					(4,146,796)	(4,146,796)
Ending balance, Value at Dec. 31, 2010	51	31,126	79,926,523	285,000	(71,540,416)	8,702,284
Ending balance, Shares at Dec. 31, 2010	5,072	3,112,625
Exercise of warrants, Value	32	23,044	4,917,009			4,919,345
Exercise of warrants, Shares	3,225	230,345
Share-based payments - restricted stock, net of forfeitures, Value		190	(190)
Share-based payments - restricted stock, net of forfeitures, Shares		19,000
Share-based payments - options, net of forfeitures			836,866			836,866
Fair value of fully vested Common Stock issued for services, Value		138	448,802			448,940
Fair value of fully vested Common Stock issued for services, Shares		13,800
Fair value of derivative warrant liabilities reclassified to additional paid-in capital			2,272,597			2,272,597
Series B Preferred Stock redeemed for Series C Preferred Stock in warrant exercise, Value	17		(17)
Series B Preferred Stock redeemed for Series C Preferred Stock in warrant exercise, Shares	1,661
Series B Preferred Stock dividend paid-in-kind, Value
Series B Preferred Stock dividend paid-in-kind, Shares	16
Common Stock subscription, 33,333 shares				6,667		6,667
Issuance of Common Stock and warrants, net of cash issuance costs of $109,636 and non-cash costs of $41,363, Value		3,550	6,435,939	(285,000)		6,154,489
Issuance of Common Stock and warrants, net of cash issuance costs of $109,636 and non-cash costs of $41,363, Shares		355,045
Issuance of Series D Preferred Stock and warrants, net of cash issuance costs of $21,299, Value	35,060		3,449,642			3,484,702
Issuance of Series D Preferred Stock and warrants, net of cash issuance costs of $21,299, Shares	3,506,000
Common Stock issued in Series D Preferred Stock conversion, Value	(5,000)	500	4,500
Common Stock issued in Series D Preferred Stock conversion, Shares	(500,000)	50,000
Common Stock and warrants issued to settle short-term note, Value		30	35,470			35,500
Common Stock and warrants issued to settle short-term note, Shares		3,000
Exercise of stock options, Value		706	136,084			136,790
Exercise of stock options, Shares		70,585
Net Loss					(10,029,591)	(10,029,591)
Ending balance, Value at Dec. 31, 2011	30,160	68,544	98,463,225	6,667	(81,570,007)	16,968,589
Ending balance, Shares at Dec. 31, 2011	3,015,974	3,854,400
Exercise of warrants, Value		165	211,852			212,018
Exercise of warrants, Shares		16,545
Fair value of derivative warrant liabilities reclassified to additional paid-in capital			61,520			61,520
Exercise of stock options, Value		225	195,034			195,259
Exercise of stock options, Shares		22,453
Proceeds from issuance of Common Stock, net, Value		4,080	3,268,122			3,272,202
Proceeds from issuance of Common Stock, net, Shares		408,000
Issuance of Common Stock subscribed			6,667	(6,667)
Fair value of Common Stock and warrants issued for services, Value		95	153,369			153,464
Fair value of Common Stock and warrants issued for services, Shares		9,533
Share-based compensation, Value		1,264	1,698,298			1,699,562
Share-based compensation, Shares		126,415
Net Loss					(12,332,008)	(12,332,008)
Ending balance, Value at Dec. 31, 2012	$ 30,160	$ 44,374	$ 104,058,087		$ (93,902,015)	$ 10,230,606
Ending balance, Shares at Dec. 31, 2012	3,015,974	4,437,346